REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION
a.Reportable segments:
ASC 280, "Segment Reporting"' establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company's chief operating decision maker is its Chief Executive Officer.

	Year ended December 31, 2021
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,572,176	$348,974	$—	1,921,150

Operating income	$316,760	$104,080	$(156,931)	263,909

	Year ended December 31, 2020
	Customer Engagement (1)	Financial Crime and Compliance (2)	Not allocated	Total
Revenues	$1,347,511	$300,505	$—	$1,648,016

Operating income	$268,010	$93,272	$(119,235)	$242,047

	Year ended December 31, 2019
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,265,113	$308,799	$—	$1,573,912

Operating income	$244,599	$124,742	$(130,624)	$238,717
(1)Includes the results of companies which were acquired in the years 2021, 2020 and 2019 and are being integrated within the Customer Engagement segment.
(2)Includes the results of companies which were acquired in the year 2020, and have been integrated within the Financial Crime and Compliance segment.
The following table presents property and equipment as of December 31, 2021 and 2020, based on operational segments:

	December 31,
	2021	2020
Customer Engagement	$118,557	$120,955
Financial Crime and Compliance	25,378	15,433
Non-allocated	1,719	1,397

	145,654	$137,785
b.Geographical information:
Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year Ended December 31,
	2021	2020	2019
Americas, principally the US	$1,566,807	$1,353,278	$1,234,549
EMEA (*)	236,122	180,177	212,252
Israel	3,839	4,368	3,950
Asia Pacific	114,382	110,193	123,161

	1,921,150	$1,648,016	$1,573,912
The following presents property and equipment as of December 31, 2021 and 2020, based on geographical areas:

	December 31,
	2021	2020
Americas, principally the US	$73,525	$72,083
EMEA (*)	4,203	4,340
Israel	61,796	54,097
Asia Pacific	6,130	7,265

	$145,654	$137,785
(*) Includes Europe, the Middle East (excluding Israel) and Africa.